DERIVATIVE LIABILITIES	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
DERIVATIVE LIABILITIES [Abstract]
DERIVATIVE LIABILITIES

NOTE 11 - DERIVATIVE LIABILITIES

Derivative warrant liability

The Company has warrants issued in connection with our convertible notes payable outstanding with price protection provisions that allow for the reduction in the exercise price of the warrants in the event the Company subsequently issues stock or securities convertible into stock at a price lower than the exercise price of the warrants. Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased or decreased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment. The Company accounted for its warrants with price protection in accordance with FASB ASC Topic 815.

Accounting for Derivative Warrant Liability

The Company's derivative warrant instruments have been measured at fair value at December 31, 2012 using the Black-Scholes model. The Company recognizes all of its warrants with price protection in its consolidated balance sheet as liabilities. The liability is revalued at each reporting period and changes in fair value are recognized currently in the consolidated statements of operations. The initial recognition and subsequent changes in fair value of the derivative warrant liability have no effect on the Company's cash flows.

The derivative warrants outstanding at December 31, 2012 are all currently exercisable with a weighted-average remaining life of 3.90 years.

The revaluation of the warrants at each reporting period, as well as the charges associated with issuing additional warrants due to the price protection features, resulted in the recognition of income of $620,131 and expense of $287,396 within the Company's consolidated statements of operations for the three months ended December 31, 2012 and 2011, respectively, under the caption "Change in fair value of derivative warrant liability". The fair value of the warrants at December 31, 2012 is $484,368 which is reported on the consolidated balance sheet under the caption "Derivative Liability". The following summarizes the changes in the value of the derivative warrant liability from the date of the Company's issuance of derivative warrant instruments on November 23, 2011 until December 31, 2012:

	Value	No. of Warrants
Warrants Issued on November 23, 2011- Derivative warrant liability	$1,750,000	105,012,247
Decrease in fair value of derivative warrant liability	(645,501)	(2,669,628)
Balance at September 30, 2012 - Derivative warrant liability	$1,104,499	102,342,619
Decrease in fair value of derivative warrant liability	(620,131)	-
Balance at December 31, 2012 - Derivative warrant liability	$484,368	102,342,619

Fair Value Assumptions Used in Accounting for Derivative Warrant Liability

The Company has determined its derivative warrant liability to be a Level 3 fair value measurement and has used the Black-Scholes pricing model to calculate the fair value as of December 31, 2012. The Black-Scholes model requires six basic data inputs: the exercise or strike price, time to expiration, the risk free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Because the warrants contain the price protection feature, the probability that the exercise price of the warrants would decrease as the stock price decreased was incorporated into the valuation calculations. The key inputs used in the December 31, 2012 fair value calculations were as follows:

December 31,
2012
Current exercise price	$0.074
Time to expiration	3.90 years
Risk-free interest rate	0.72%
Estimated volatility	280.5%
Dividend	-0-
Stock price on December 31, 2012	$0.064
Expected forfeiture rate	90%

NOTE 10 - DERIVATIVE LIABILITIES

Derivative warrant liability

The Company has warrants issued in connection with our convertible notes payable outstanding with price protection provisions that allow for the reduction in the exercise price of the warrants in the event the Company subsequently issues stock or securities convertible into stock at a price lower than the exercise price of the warrants. Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased or decreased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment. The Company accounted for its warrants with price protection in accordance with FASB ASC Topic 815.

Accounting for Derivative Warrant Liability

The Company's derivative warrant instruments have been measured at fair value at September 30, 2012 using the Black-Scholes model. The Company recognizes all of its warrants with price protection in its consolidated balance sheet as liabilities. The liability is revalued at each reporting period and changes in fair value are recognized currently in the consolidated statements of operations. The initial recognition and subsequent changes in fair value of the derivative warrant liability have no effect on the Company's cash flows.

The derivative warrants outstanding at September 30, 2012 are all currently exercisable with a weighted-average remaining life of 3.78 years.

The revaluation of the warrants at each reporting period, as well as the charges associated with issuing additional warrants due to the price protection features, resulted in the recognition of income of $645,501 and $0 within the Company's consolidated statements of operations for the year ended September 30, 2012 and 2011, respectively, under the caption "Change in fair value of derivative warrant liability". The fair value of the warrants at September 30, 2012 is $1,104,499 which is reported on the consolidated balance sheet under the caption "Derivative Liability". The following summarizes the changes in the value of the derivative warrant liability from the date of the Company's issuance of derivative warrant instruments on November 23, 2011 until September 30, 2012:

	Value	No. of Warrants
Warrants Issued on November 23, 2011- Derivative warrant liability	$1,750,000	115,446,100
Decrease in fair value of derivative warrant liability	(645,501)	(2,669,628)

Balance at September 30, 2012 - Derivative warrant liability	$1,104,499	112,776,472

Fair Value Assumptions Used in Accounting for Derivative Warrant Liability

The Company has determined its derivative warrant liability to be a Level 3 fair value measurement and has used the Black-Scholes pricing model to calculate the fair value as of September 30, 2012. The Black-Scholes model requires six basic data inputs: the exercise or strike price, time to expiration, the risk free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Because the warrants contain the price protection feature, the probability that the exercise price of the warrants would decrease as the stock price decreased was incorporated into the valuation calculations. The key inputs used in the September 30, 2012 fair value calculations were as follows:

September 30,
2012
Exercise price	$0.074
Time to expiration	0.15 - 4.15 years
Risk-free interest rate	0.17% - 0.62%
Estimated volatility	278%
Dividend	-0-
Stock price on September 30, 2012	$0.092
Expected forfeiture rate	85%- 90%